Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share
Schedule of allocation of net income (loss) to common stockholders and earnings per share (EPS) computations

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(in thousands, except per share amounts)
Basic EPS
Numerator:
Undistributed net income (loss) attributable to stockholders	$2,482	$(2,096)	$37,058	$42,508
Participation rights of unvested RSUs in undistributed earnings	(6)	—	(6)	—
Basic undistributed net income (loss) attributable to stockholders	$2,476	$(2,096)	$37,052	$42,508
Denominator:
Basic weighted average shares outstanding	76,637	66,340	69,810	66,340
Basic EPS attributable to stockholders	$0.03	$(0.03)	$0.53	$0.64

Diluted EPS
Numerator:
Undistributed net income (loss) attributable to stockholders	$2,482	$(2,096)	$37,058	$42,508
Participation rights of unvested RSUs in undistributed earnings	(6)	—	(6)	—
Effect of conversion of New Holdings Units to shares of Athlon’s common stock	(215)	—	616	—
Diluted undistributed net income (loss) attributable to stockholders	$2,261	$(2,096)	$37,668	$42,508
Denominator:
Basic weighted average shares outstanding	76,637	66,340	69,810	66,340
Effect of conversion of New Holdings Units to shares of Athlon’s common stock (a)	1,856	—	1,856	1,856
Diluted weighted average shares outstanding	78,493	66,340	71,666	68,196
Diluted EPS attributable to stockholders	$0.03	$(0.03)	$0.53	$0.62

(a)         For the three months ended September 30, 2012, 1,855,563 New Holdings Units were outstanding but excluded from the EPS calculations because their effect would have been antidilutive.

	Year ended December 31,
	2012	2011
	(in thousands, except per share amounts)
Basic EPS
Numerator:
Basic undistributed net income (loss) attributable to stockholders	$53,014	$(1,129)

Denominator:
Basic weighted average shares outstanding	66,340	66,340

Basic EPS attributable to stockholders	$0.80	$(0.02)

Diluted EPS
Numerator:
Diluted undistributed net income (loss) attributable to stockholders	$53,014	$(1,129)

Denominator:
Basic weighted average shares outstanding	66,340	66,340
Effect of conversion of New Holdings Units to shares of Athlon's common stock(a)	1,856	—

Diluted weighted average shares outstanding	68,196	66,340

Diluted EPS attributable to stockholders	$0.78	$(0.02)

(a)
For 2011, 1,855,563 New Holdings Units were outstanding but excluded from the EPS calculations because their effect would have been antidilutive.